Leases - Leases After IFRS 16 application - Maturity detail (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments	€ 740,690
Additions to right-of-use assets	747,873
Initial additions to right-of-use assets	664,948
2020
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments	44,464
2021
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments	41,444
2-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments	155,300
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments	€ 499,482